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VIA EDGAR

March 9, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Attn: Mark Cowan

Victory Variable Insurance Funds — Victory S&P 500 Index VIP Series — File Nos.: 811-08979; 333-62051

Dear Mr. Cowan:

On behalf of the Victory S&P 500 Index VIP Series (the “Fund”), a series of Victory Variable Insurance Funds (the “Trust” or the “Registrant”) we transmit for filing under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, a copy of Post-Effective Amendment No. 50 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed primarily to reflect changes to the Fund’s name, investment objective, principal investment strategy and underlying reference index.

In accordance with the guidance provided by Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”), we hereby request selective review of the Amendment limited to those disclosure items that have changed since the filing of Post-Effective Amendment No. 48 to the Trust’s Registration Statement on Form N-1A filed on April 26, 2019. We believe the selective review would serve to expedite the review process for the Fund as well as use the SEC staff’s time more efficiently. Pursuant to the requirements of IC-13768, the Fund will file a copy of this letter with the Amendment.

The proposed changes to the Fund’s current investment objective, principal investment strategy and underlying reference index are substantially the same as those made to the USAA 500 Index Fund, a series of USAA Mutual Funds Trust, which is now part of the Victory Funds Complex.  Prior to July 1, 2019, the USAA 500 Index Fund had a similar name, and the same investment objective and principal investment strategy as the Fund has now.  On May 2, 2019, USAA Mutual Funds Trust filed a post-effective amendment to its registration statement on Form N-1A with respect to the USAA 500 Index Fund to effect changes to its name, investment objective, principal investment strategy and underlying reference index that are similar to those that the Fund plans to effect in the Amendment.(1)  We understand that the SEC staff reviewer of the post-effective amendment filed with respect to the USAA 500 Index Fund was Jay Williamson. We also understand that the staff issued one comment specific to the USAA 500 Index Fund on or about June 14, 2019, which is reproduced in its entirety below:

2. Comment: The cover letter states that each of the Extended Market Index Fund and 500 Index Fund is changing the index that it seeks to track. With respect to items 4 and 9

(1)           See USAA Mutual Funds Trust, Post-Effective Amendment No. 163, filed on May 2, 2019, available at https://www.sec.gov/Archives/edgar/data/908695/000168386319001144/f1295_d2-SEC.htm.

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of Form N-1A, are there any material differences between the current and former indices regarding industry or sector concentration, geographic exposure, number of holdings, average market capitalization, or other characteristics that would materially alter a Fund’s risk and return profile? If so, please inform the Staff where and how you have explained the changes to investors. In addition, please inform the Staff of the reasons for the index changes. Please also discuss whether you anticipate any material costs associated with repositioning a Fund’s portfolio and, if so, please disclose to investors.

Response: The changes to the Funds’ indices will be made in connection with the sale of USAA Asset Management Company, the Funds’ current investment adviser, to Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”), the Funds’ new investment adviser, expected to take effect on or about July 1, 2019 (the “Transaction”). Victory Capital proposed the index changes primarily to reduce the fees charged or expected to be charged to the Funds by the sponsor of the current indexes following the close of the Transaction. As described below, there are no material differences between the current and former indices regarding industry or sector concentration, geographic exposure, number of holdings, or average market capitalization that would materially alter either Fund’s risk or return profile.

In connection with the Transaction, Victory Capital proposed changes to the underlying index tracked by the 500 Index Fund to a custom index published by Wilshire Associates, Inc. (“Wilshire”). The new index, the Victory US Large Cap 500 Index, is intended to be a comparable index in terms of industry and sector concentration, geographic exposure, number of holdings, average market capitalization, market capitalization exposure, return, and risk profile to the 500 Index Fund’s existing index, the S&P 500 Index. The Victory Large Cap 500 Index’s back-tested performance is highly comparable to the S&P 500 Index and has virtually the same risk and return profile as the S&P 500 Index. The correlation of returns between the Victory US Large Cap 500 Index and the S&P 500 Index is close to 1.00, which indicates that the indices’ returns are highly correlated. Victory Capital anticipates some trading will be necessary to align the Fund to the new Victory US Large Cap 500 Index. However, the costs associated with repositioning the Fund’s portfolio are not expected to be material. The estimated turnover from changing to the Victory US Large Cap Index is estimated to be approximately 8.0%.

In connection with the Transaction, Victory Capital also proposed changes to the underlying index tracked by the Extended Market Index Fund. The new index, the Wilshire 4500 Completion Index, published by Wilshire, is intended to be a comparable index in terms of industry and sector concentration, geographic exposure, number of holdings, average market capitalization, market capitalization exposure, return, and risk profile to the Extended Market Index Fund’s existing index, the Dow Jones U.S. Completion Total Stock Market Index. The Wilshire 4500 Index’s historical performance is highly comparable to the Dow Jones U.S. Completion Total Stock Market Index and has virtually the same risk and return profile as the Dow Jones U.S. Completion Total Stock Market Index. The correlation of returns between the Wilshire 4500 Index and the Dow Jones U.S. Completion Total Stock Market Index is close to 1.00, which indicates that the indices’ returns are highly correlated. Victory Capital anticipates some trading will be necessary to align the Fund to the new Wilshire 4500 Index, but the costs associated with repositioning the Fund’s portfolio are not expected to be material. The estimated turnover from changing to the Wilshire 4500 Index is estimated to be approximately 11.0%.

The changes set forth in the Post-Effective Amendment were previously disclosed to shareholders in the Trust’s definitive proxy statement filed with the SEC on February 21, 2019, and mailed to shareholders on or about February 22, 2019, in connection with the Transaction. In addition, these changes were also previously disclosed in a supplement dated, and filed with the SEC on, May 1, 2019, to each Fund’s summary prospectus and prospectus.

On or about April 17, 2020, the Registrant anticipates filing a post-effective amendment to its registration statement on Form N-1A pursuant to Rule 485(b) under the Securities Act (the “485(b) Amendment”). The 485(b) Amendment, which will update the Registrant’s registration statement with respect to the other series portfolios of the Trust, would be scheduled to become effective on May 1, 2020. We would like to accelerate effectiveness of the Amendment to coincide with the effective date of the 485(b) Amendment.  We undertake to incorporate any comments the staff may have to the Amendment in the 485(b) Amendment.

We are aware of our obligations under the Securities Act, and believe that such acceleration would be consistent with the obligation of the Securities and Exchange Commission to have due regard for the protection of investors and would not be inconsistent with the purposes and policies of the 1940 Act.

If you have any questions concerning the filing, please call me at 212-848-4100.

Very truly yours,

/s/ Jay G. Baris

cc:

Leigh A. Wilson, Chairman

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Michael D. Policarpo, II, Victory Capital Management Inc.

Scott A. Stahorsky, Victory Capital Management Inc.

Colin Kinney, Victory Capital Management Inc.

Allan Shaer, Citi Fund Services Ohio, Inc.

Nathan J. Greene, Shearman & Sterling LLP

Matthew J. Kutner, Shearman & Sterling LLP